Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Fortuna Hedged Bitcoin ETF
Shareholder Report [Line Items]
Fund Name	Fortuna Hedged Bitcoin ETF
Class Name	Fortuna Hedged Bitcoin ETF
Trading Symbol	HBTC
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fortuna Hedged Bitcoin ETF for the period of March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://hbtc.fortunafunds.com/hbtc-fund/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://hbtc.fortunafunds.com/hbtc-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Fortuna Hedged Bitcoin ETF	$93	1.77%
[1]
Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.77%
Net Assets	$ 845,944
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 6,631
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$845,944
Number of Holdings	6
Net Advisory Fee	$6,631
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Security Type Breakdown

Security Type	(%)
Money Market Funds	45.1%
Purchased Options	28.8%
Written Options	-2.7%
Cash & Other	28.8%

Updated Prospectus Web Address	https://hbtc.fortunafunds.com/hbtc-fund/

[1]
*	Annualized